Net sales	12 Months Ended
Dec. 31, 2018
Sale of goods [Line Items]
Disclosure of revenue [text block]
20.	Net sales

(a)
The Group’s revenues are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	537,816	551,243	396,733
America	370,624	471,863	397,795
Asia	120,519	120,719	97,467
Europe	100,792	81,333	121,929

	1,129,751	1,225,158	1,013,924

Services -
Peru	23,712	14,903	28,782
America	289	14,794	-
	24,001	29,697	28,782

Royalties -
Peru	20,385	20,739	24,339

	1,174,137	1,275,594	1,067,045

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Revenues by type of good or services:
Sales by metal -
Gold	411,926	511,434	440,603
Silver	369,167	409,775	385,989
Copper	274,761	268,527	224,649
Zinc	174,048	188,023	142,425
Lead	89,059	94,955	58,690
Manganese sulfate	6,655	6,317	5,982
Indium	-	66	-
	1,325,616	1,479,097	1,258,338
Commercial deductions	(195,865)	(253,939)	(244,414)
	1,129,751	1,225,158	1,013,924
Sales by services -	24,001	29,697	28,782
Royalties income -	20,385	20,739	24,339

Total revenue from contracts with customers	1,174,137	1,275,594	1,067,045

Revenues by timing of revenue recognition:
Goods transferred at a point in time	1,129,751	1,225,158	1,013,924
Services transferred over time	24,001	29,697	28,782
Royalties at a point of time	20,385	20,739	24,339

	1,174,137	1,275,594	1,067,045

(b)	Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods	1,129,751	1,225,158	1,013,924
Adjustments to prior period liquidations	857	919	4,611
Fair value of accounts receivables	(6,215)	8,786	880
Hedge operations	(1,398)	(10,921)	(3,745)
Net sale of goods	1,122,995	1,223,942	1,015,670

Contracts with customers for sale of services	24,001	29,697	28,782
Net sale of services	24,001	29,697	28,782

Contracts with customers for royalty income	20,385	20,739	24,339
Royalty income	20,385	20,739	24,339

	1,167,381	1,274,378	1,068,791

(c)	Performance obligations -
The performance obligation of the sale of goods is satisfied upon delivery of the goods and payment is generally due within 30 to 90 days from delivery. Performance obligation of services is satisfied over-time and payment is generally due upon completion and acceptance of service.

(d)	Concentration of sales -
In 2018, the three customers with sales of more than 10 percent of total net sales represented 32, 13 and 11 percent from the total net sales of the Group (three customers by 28, 15 and 10 percent during 2017; three customers by 28, 22 and 22 percent during 2016). As of December 31, 2018, 43 percent of the accounts receivable correspond to these customers (49 percent as of December 31, 2017). These customers are related to the mining business.

The Group's sales of gold and concentrates are delivered to investment banks and national and international well-known companies. Some of these clients have long-term sales contracts that guarantee supplying them the production from the Group’s mines.

Sociedad Minera Cerro Verde S.A.A. [Member]
Sale of goods [Line Items]
Disclosure of revenue [text block]
14.	Sales of goods

(a)	This item is made up as follows:

	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2016
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	962,113	2,458,088	979,243	2,702,508	995,386	1,967,052
Copper cathode	86,346	251,908	84,679	241,725	109,128	247,431
Other (primarily silver and molybdenum concentrate)		351,934		267,033		176,357
Subtotal Sales		3,061,930		3,211,266		2,390,840
Less: Royalty contributions (see Note 2(k))		(7,904)		(8,335)		(6,686)

Total net sales		3,054,026		3,202,931		2,384,154

Sales to related parties totaled US$2.9 billion for the year ended December 31, 2018 (US$3.0 billion for the year ended December 31, 2017 and US$2.3 billion for the year ended December 31, 2016).

As described in Note 2(d), the Company’s copper sales are provisionally priced at shipment. Adjustments to the provisional prices are recognized as gains and losses in sales of goods through the month of settlement. Adjustments to provisional priced copper and molybdenum sales resulted in an decrease to net sales of goods totaling US$88.8 million for the year ended December 31, 2018, an increase of US$1.3 million for the year ended December 31, 2017 and US$86.3 billion for the year ended December 31, 2016.

(b)	The following table shows net sales by geographic region based on the final destination port:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$(000)	US$(000)	US$(000)

Asia	2,404,530	2,416,826	1,865,346
North America	295,448	287,174	213,002
Europe	209,894	314,092	161,844
South America (primarily Peru)	136,400	193,174	150,648
Central America	15,658	-	-
	3,061,930	3,211,266	2,390,840
Less: Royalty contributions (see Note 2(k))	(7,904)	(8,335)	(6,686)

Total net sales	3,054,026	3,202,931	2,384,154

(c)	Concentration of sales -

For the years ended December 31, 2018 and 2017 94% of the Company’s sales were to related entities (FMC, Sumitomo Metal Mining Company and Climax Molybdenum). For the year ended December 31, 2016 the 95% of the Company's sales were to these related entities, respectively.

Minera Yanacocha SRL and subsidiary [Member]
Sale of goods [Line Items]
Disclosure of revenue [text block]
16.	Revenue from sales

(a)	The Company’s revenues are mainly from sales of gold ounces. The table below presents the net sales to customers by geographic region:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Switzerland	518,664	491,887	558,723
America	139,989	179,018	233,043
	658,653	670,905	791,766

Royalties, note 1(a) and 22	(20,385)	(20,739)	(24,339)
Mining royalties to the government	(2,875)	(4,990)	(6,234)

	635,393	645,176	761,193

(b)	Other operating income is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Sales of copper and silver	20,442	17,509	8,136
Others	1,523	4,361	9,577

	21,965	21,870	17,713

The amount of the subsequent changes in fair value of the trade receivable were a decrease of US$176,000, US$15,000 and US$346,000 in 2018, 2017 and 2016, respectively and are presented as part of the caption “Sales of copper and silver”.